SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, net	$ 4,023,993	$ 3,526,757
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, net	2,814,212	2,377,608
TAIWAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, net	$ 1,209,781	$ 1,149,149